Financial instruments (Details 8) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Amortized Cost	[2]	$ 69,130	[1]	$ 77,816	[3]
Gross Gain		70		269
Gross Loss		194		1,679
Fair Value		69,006		76,406
Corporate debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		11,463	[1]	7,614	[3]
Gross Gain		3		0
Gross Loss		0		146
Fair Value		11,466		7,468
Sovereign debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		57,667	[1]	70,202	[3]
Gross Gain		67		269
Gross Loss		194		1,533
Fair Value		57,540		68,938
Brazil [Member] | Corporate debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		1,485	[1]	4,614	[3]
Gross Gain		3		0
Gross Loss		0		146
Fair Value		1,488		4,468
Brazil [Member] | Sovereign debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost	[3]			11,179
Gross Gain				37
Gross Loss				194
Fair Value				11,022
Panama [Member] | Corporate debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		9,978	[1]	3,000	[3]
Gross Gain		0		0
Gross Loss		0		0
Fair Value		9,978		3,000
Panama [Member] | Sovereign debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		8,458	[1]	8,670	[3]
Gross Gain		0		198
Gross Loss		11		0
Fair Value		8,447		8,868
Colombia [Member] | Sovereign debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		29,006	[1]	29,812	[3]
Gross Gain		67		34
Gross Loss		16		280
Fair Value		29,057		29,566
Mexico [Member] | Sovereign debt [member]
Disclosure of financial instruments [Line Items]
Amortized Cost		20,203	[1]	20,541	[3]
Gross Gain		0		0
Gross Loss		167		1,059
Fair Value		$ 20,036		$ 19,482

[1]	Amounts do not include allowance for expected credit losses of US196.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.
[3]	Amounts do not include allowance for expected credit losses of US$602.